Income taxes - Recognised deferred tax assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		$ 622.9		$ 571.6
Liabilities		(799.9)		(591.7)
Net deferred tax assets recognised in the statement of the financial position		9.2		7.5
Net deferred tax liabilities recognised in the statement of the financial position		(186.2)		(27.6)
Net		(177.0)		(20.1)		$ (3.5)
Fixed assets (including right of use assets)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	[1]	(799.9)		(591.7)
Net		(799.9)	[1]	(591.7)	[1]	(428.9)
Financial instruments and lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		533.4		549.4
Net		533.4		549.4		405.0
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		18.7		13.4
Net		18.7		13.4		13.4
Tax losses carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		58.3		0.5
Net		58.3		0.5		0.4
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		12.5		8.3
Net		$ 12.5		$ 8.3		$ 6.6

[1]	In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.